INVESTED EQUITY, Non-controlling Interests (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTED EQUITY [Abstract]
Non-controlling interests	€ 16.0	€ (10.0)	€ 2.9